Employee benefits expense - Summary of Employee Benefits Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and bonus	₨ 3,041	$ 36	₨ 2,570	₨ 2,227
Contribution to provident and other funds (refer Note 37)	150	2	126	102
Share based payments (refer Note 39)	1,277	15	1,653	1,966
Gratuity expense (refer Note 37)	41	0	36	28
Staff welfare expenses	107	1	82	90
Total	₨ 4,616	$ 54	₨ 4,467	₨ 4,413